WARRANTS ON CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2019
WARRANTS ON CONVERTIBLE NOTES
WARRANTS ON CONVERTIBLE NOTES

20. WARRANTS ON CONVERTIBLE NOTES

The warrants are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Group’s ADS as follows:

Warrants	Principal Amount		Exercise Price
Tranche I	US$	5,000,000	US$	1.50
Tranche A	US$	2,750,000	US$	2.60
Tranche B	US$	1,650,000	US$	5.20
Tranche C	US$	550,000	US$	7.80

For the tranches A, B and C, the expiration date is the third anniversary of the issuance date or if the holder has exercised its option to extend the maturity date of all or any portion of the convertible notes in accordance with the terms and conditions thereof, the fifth anniversary of the issuance date. Tranches A, B and C expired on December 20, 2018. Tranche I will expire in December 2020.

The exercise prices of the warrants are subject to anti-dilution adjustments in the event the Company issue ordinary shares at a price per share lower than the applicable exercise price in effect immediately prior to the issuance. As of December 31, 2019, no adjustments to the exercise prices had occurred.

The Group performs valuations of the warrants using a probability weighted Black-Scholes Model. This model requires input of assumptions including the risk-free interest rates, volatility, expected life and dividend rates, and has also considered the likelihood of "down-round" financings. Selection of these inputs involves management’s judgment and may affect net income.

The assumptions used in the Black-Scholes option pricing model for Tranche I was as follows:

Warrants	Tranche I
Risk-free interest rate	1.59%
Expected volatility of common stock	93.67%
Dividend yield	0.00%
Expected life of warrants	0.9	years

The fair value of the warrants as of issuance date, December 31, 2018 and 2019 is RMB1.5 million and RMB0.2 million (US$0.03 million), respectively. The change in fair value of the warrants liability resulted in a loss of RMB12.6 million, RMB2.3 million and RMB1.3 million (US$0.2 million) for the years ended December 31, 2017, 2018 and 2019, respectively.